MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Realized Gain on Sale of Securities

Marketable securities at September 30, 2012 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Publicly traded equity securities – available for sale	—	—	—	755,600	—

Total	$—	$—	$—	$755,600	$—